Segment Disclosures (Details) - Schedule of information by operating segment - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Net sales	$ 11,368,033	$ 3,650,379	$ 24,235,937	$ 12,394,889
Operating (loss) income	(1,134,363)	(601,592)	(1,467,635)	(924,311)
Interest expense	277,568	53,782	379,979	122,198
Depreciation and amortization	178,083	26,404	256,010	74,608
Total assets	37,555,242	8,978,444	37,555,242	8,978,444
Spectrum Global [Member]
Segment Reporting Information [Line Items]
Net sales
Operating (loss) income	(625,679)		(1,416,012)
Interest expense	226,656		239,318
Depreciation and amortization
Total assets	1,021,785		1,021,785
Technology [Member]
Segment Reporting Information [Line Items]
Net sales	8,691,334	2,069,843	15,467,351	7,775,868
Operating (loss) income	(762,267)	(562,776)	(1,616,537)	(1,141,203)
Interest expense	47,822	53,782	137,571	122,198
Depreciation and amortization	153,289	26,404	218,664	74,608
Total assets	33,139,807	7,086,367	33,139,807	7,086,367
Construction [Member]
Segment Reporting Information [Line Items]
Net sales	2,676,699	1,580,536	8,768,586	4,619,021
Operating (loss) income	253,583	(38,816)	1,564,914	216,892
Interest expense	3,090		3,090
Depreciation and amortization	24,794		37,346
Total assets	$ 3,393,650	$ 1,892,077	$ 3,393,650	$ 1,892,077